Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2024	Mar. 31, 2022
Property and equipment
Property and equipment, gross	$ 32,047				$ 30,820							$ 32,047	$ 30,820
Less: accumulated depreciation	(14,121)				(11,009)							(14,121)	(11,009)
Total	17,926	$ 17,287	$ 18,048	$ 18,690	19,811	$ 21,195	$ 21,976	$ 18,048	$ 21,976	$ 17,287	$ 21,195	17,926	19,811		$ 17,662	$ 19,639
Depreciation expense												$ 4,700	$ 3,500	$ 2,800
Disposals related to equipment no longer in use												$0.8 million	no	no
Impairment and restructuring	1,361	$ 0	$ 0	$ (33)	9,006	$ 20,343	$ 207	$ (33)	$ 207	$ (33)	$ 20,550	$ 1,328	$ 29,556	$ 0
Capitalized software development costs												1,100	0	0
Laboratory and manufacturing equipment
Property and equipment
Property and equipment, gross	13,141				11,753							13,141	11,753
Office furniture and equipment.
Property and equipment
Property and equipment, gross	1,905				1,798							1,905	1,798
Computers and software
Property and equipment
Property and equipment, gross	3,927				3,581							3,927	3,581
Depreciation expense												0	0	$ 0
Leasehold Improvements [Member]
Property and equipment
Property and equipment, gross	$ 13,074				$ 13,688							$ 13,074	$ 13,688